Investment in Aqualung - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of financial assets [line items]
Fair value gain (loss) on Investment in Aqualung	$ 0	$ 69	$ 204	$ 2,821
Fair value investment		5,400		5,400
Fair value gain from foreign exchange translation effects	0	$ (384)	(5,161)	620
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Fair value gain (loss) on Investment in Aqualung				$ 2,800
Fair value gain from foreign exchange translation effects	$ 0		$ 200